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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08934

Voya Strategic Allocation Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Strategic Allocation Conservative Portfolio

Voya Strategic Allocation Growth Portfolio

Voya Strategic Allocation Moderate Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Strategic Allocation Conservative Portfolio	as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.0%
38,739	iShares iBoxx $ High Yield Corporate Bond Fund	$3,656,574	3.9
45,184	iShares MSCI EMU Index Fund	1,909,928	2.1
15,870	Vanguard FTSE Europe ETF	935,536	1.0

	Total Exchange-Traded Funds
	(Cost $6,148,890)	6,502,038	7.0

MUTUAL FUNDS: 92.9%
		Affiliated Investment Companies: 92.9%
1,095,063	Voya High Yield Bond Fund - Class I	9,286,132	10.0
3,415,297	Voya Intermediate Bond Fund - Class R6	33,845,593	36.4
745,382	Voya International Index Portfolio - Class I	7,520,904	8.1
512,512	Voya Large Cap Growth Portfolio - Class I	9,768,484	10.5
754,409	Voya Large Cap Value Portfolio - Class I	9,090,623	9.8
134,856	Voya Mid Cap Value Fund - Class I	1,937,880	2.1
111,950	Voya MidCap Opportunities Portfolio - Class I	1,849,412	2.0
114,583	Voya RussellTM Mid Cap Index Portfolio - Class I	1,897,491	2.0
362,206	Voya Short Term Bond Fund - Class R6	3,629,304	3.9
319,276	Voya U.S. Stock Index Portfolio - Class I	4,731,670	5.1
249,810	VY Clarion Global Real Estate Portfolio - Class I	2,820,349	3.0

	Total Mutual Funds
	(Cost $76,231,729)	86,377,842	92.9

	Total Investments in Securities (Cost $82,380,619)	$92,879,880	99.9
	Assets in Excess of Other Liabilities	71,646	0.1
	Net Assets	$92,951,526	100.0

Cost for federal income tax purposes is $83,590,967.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$10,984,942
Gross Unrealized Depreciation	(1,696,029)
Net Unrealized Appreciation	$9,288,913

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,502,038	$–	$–	$6,502,038
Mutual Funds	86,377,842	–	–	86,377,842
Total Investments, at fair value	$92,879,880	$–	$–	$92,879,880

Voya Strategic Allocation Conservative	PORTFOLIO OF INVESTMENTS
Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class I	$9,047,207	$596,831	$(509,145)	$151,239	$9,286,132	$129,645	$802	$-
Voya Intermediate Bond Fund - Class R6	33,384,739	1,510,082	(1,634,582)	585,354	33,845,593	278,308	(38,770)	-
Voya International Index Portfolio - Class I	7,242,646	527,635	(282,037)	32,660	7,520,904	-	16,307	-
Voya Large Cap Growth Portfolio - Class I	9,511,055	551,788	(283,288)	(11,071)	9,768,484	-	1,495	-
Voya Large Cap Value Portfolio - Class I	8,597,615	546,551	(256,734)	203,191	9,090,623	-	926	-
Voya Mid Cap Value Fund - Class I	1,813,518	86,962	(53,751)	91,151	1,937,880	-	493	-
Voya MidCap Opportunities Portfolio - Class I	1,813,943	94,804	(45,658)	(13,677)	1,849,412	-	8,586	-
Voya RussellTM Mid Cap Index Portfolio - Class I	1,810,436	77,447	(52,277)	61,885	1,897,491	-	1,968	-
Voya Short Term Bond Fund - Class R6	3,605,027	148,324	(127,594)	3,547	3,629,304	15,008	48	-
Voya U.S. Stock Index Portfolio - Class I	4,587,752	196,493	(134,778)	82,203	4,731,670	-	833	-
VY Clarion Global Real Estate Portfolio - Class I	2,724,097	100,109	(87,464)	83,607	2,820,349	-	(779)	-
	$84,138,035	$4,437,026	$(3,467,308)	$1,270,089	$86,377,842	$422,961	$(8,091)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Strategic Allocation Growth Portfolio	as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.0%
65,179	iShares iBoxx $ High Yield Corporate Bond Fund	$6,152,246	3.9
75,987	iShares MSCI EMU Index Fund	3,211,970	2.1
26,687	Vanguard FTSE Europe ETF	1,573,199	1.0

	Total Exchange-Traded Funds
	(Cost $10,332,471)	10,937,415	7.0

MUTUAL FUNDS: 92.9%
		Affiliated Investment Companies: 92.9%
283,514	Voya Emerging Markets Index Portfolio - Class I	3,144,175	2.0
1,090,038	Voya High Yield Bond Fund - Class I	9,243,526	5.9
769,764	Voya Intermediate Bond Fund - Class R6	7,628,364	4.9
2,638,250	Voya International Index Portfolio - Class I	26,619,940	16.9
1,425,004	Voya Large Cap Growth Portfolio - Class I	27,160,581	17.3
2,185,516	Voya Large Cap Value Portfolio - Class I	26,335,467	16.8
393,680	Voya Mid Cap Value Fund - Class I	5,657,179	3.6
326,838	Voya MidCap Opportunities Portfolio - Class I	5,399,357	3.4
860,146	Voya RussellTM Mid Cap Index Portfolio - Class I	14,244,016	9.1
250,971	Voya Small Company Portfolio - Class I	6,266,756	4.0
745,392	Voya U.S. Stock Index Portfolio - Class I	11,046,705	7.0
277,802	VY Clarion Global Real Estate Portfolio - Class I	3,136,384	2.0

	Total Mutual Funds
	(Cost $110,751,133)	145,882,450	92.9

	Total Investments in Securities (Cost $121,083,604)	$156,819,865	99.9
	Assets in Excess of Other Liabilities	141,729	0.1
	Net Assets	$156,961,594	100.0

Cost for federal income tax purposes is $126,169,832.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$35,837,931
Gross Unrealized Depreciation	(5,187,898)
Net Unrealized Appreciation	$30,650,033

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,937,415	$–	$–	$10,937,415
Mutual Funds	145,882,450	–	–	145,882,450
Total Investments, at fair value	$156,819,865	$–	$–	$156,819,865

PORTFOLIO OF INVESTMENTS
Voya Strategic Allocation Growth Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$6,392,385	$303,031	$(3,344,986)	$(206,255)	$3,144,175	$-	$53,712	$-
Voya High Yield Bond Fund - Class I	9,575,808	241,541	(724,263)	150,440	9,243,526	131,557	4,023	-
Voya Intermediate Bond Fund - Class R6	7,962,035	118,338	(594,633)	142,624	7,628,364	63,994	(14,700)	-
Voya International Index Portfolio - Class I	27,163,355	575,399	(1,152,520)	33,706	26,619,940	-	104,394	-
Voya Large Cap Growth Portfolio - Class I	27,977,348	342,945	(1,072,552)	(87,160)	27,160,581	-	27,247	-
Voya Large Cap Value Portfolio - Class I	26,355,113	468,337	(1,024,254)	536,271	26,335,467	-	12,700	-
Voya Mid Cap Value Fund - Class I	5,601,282	38,494	(238,830)	256,233	5,657,179	-	6,413	-
Voya MidCap Opportunities Portfolio - Class I	5,602,282	38,516	(131,219)	(110,222)	5,399,357	-	88,742	-
Voya RussellTM Mid Cap Index Portfolio - Class I	14,378,650	98,985	(630,395)	396,776	14,244,016	-	73,367	-
Voya Small Company Portfolio - Class I	6,377,788	55,793	(161,290)	(5,535)	6,266,756	-	90,093	-
Voya U.S. Stock Index Portfolio - Class I	8,095,487	3,228,016	(402,190)	125,392	11,046,705	-	2,694	-
VY Clarion Global Real Estate Portfolio - Class I	3,204,754	21,997	(181,996)	91,629	3,136,384	-	(457)	-
	$148,686,287	$5,531,392	$(9,659,128)	$1,323,899	$145,882,450	$195,551	$448,228	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Strategic Allocation Moderate Portfolio	as of March 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.0%
65,008	iShares iBoxx $ High Yield Corporate Bond Fund	$6,136,105	3.9
75,797	iShares MSCI EMU Index Fund	3,203,939	2.1
26,619	Vanguard FTSE Europe ETF	1,569,190	1.0

	Total Exchange-Traded Funds
	(Cost $10,309,257)	10,909,234	7.0

MUTUAL FUNDS: 92.9%
	Affiliated Investment Companies: 92.9%
140,951	Voya Emerging Markets Index Portfolio - Class I	1,563,143	1.0
1,087,351	Voya High Yield Bond Fund - Class I	9,220,739	5.9
3,839,133	Voya Intermediate Bond Fund - Class R6	38,045,809	24.5
1,701,649	Voya International Index Portfolio - Class I	17,169,636	11.1
1,177,862	Voya Large Cap Growth Portfolio - Class I	22,450,048	14.4
1,783,921	Voya Large Cap Value Portfolio - Class I	21,496,250	13.8
392,756	Voya Mid Cap Value Fund - Class I	5,643,903	3.6
326,043	Voya MidCap Opportunities Portfolio - Class I	5,386,223	3.5
190,689	Voya RussellTM Mid Cap Index Portfolio - Class I	3,157,808	2.0
250,394	Voya Small Company Portfolio - Class I	6,252,341	4.0
741,950	Voya U.S. Stock Index Portfolio - Class I	10,995,704	7.1
277,122	VY Clarion Global Real Estate Portfolio - Class I	3,128,707	2.0

	Total Mutual Funds
	(Cost $118,031,696)	144,510,311	92.9

	Total Investments in Securities (Cost $128,340,953)	$155,419,545	99.9
	Assets in Excess of Other Liabilities	128,396	0.1
	Net Assets	$155,547,941	100.0

Cost for federal income tax purposes is $130,502,548.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$27,651,616
Gross Unrealized Depreciation	(2,734,619)
Net Unrealized Appreciation	$24,916,997

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,909,234	$–	$–	$10,909,234
Mutual Funds	144,510,311	–	–	144,510,311
Total Investments, at fair value	$155,419,545	$–	$–	$155,419,545

PORTFOLIO OF INVESTMENTS
Voya Strategic Allocation Moderate Portfolio	as of March 31, 2014 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 3/31/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$4,654,777	$261,321	$(3,154,792)	$(198,163)	$1,563,143	$-	$62,630	$-
Voya High Yield Bond Fund - Class I	9,282,852	251,861	(465,416)	151,442	9,220,739	130,964	1,515	-
Voya Intermediate Bond Fund - Class R6	38,651,421	616,454	(1,894,789)	672,723	38,045,809	317,481	(43,578)	-
Voya International Index Portfolio - Class I	17,052,693	489,687	(463,774)	91,030	17,169,636	-	5,154	-
Voya Large Cap Growth Portfolio - Class I	22,506,285	467,823	(475,580)	(48,480)	22,450,048	-	10,095	-
Voya Large Cap Value Portfolio - Class I	20,935,366	551,839	(446,250)	455,295	21,496,250	-	5,929	-
Voya Mid Cap Value Fund - Class I	5,438,209	58,785	(114,042)	260,951	5,643,903	-	3,190	-
Voya MidCap Opportunities Portfolio - Class I	5,439,331	82,957	(97,157)	(38,908)	5,386,223	-	20,076	-
Voya RussellTM Mid Cap Index Portfolio - Class I	3,102,236	24,178	(67,087)	98,481	3,157,808	-	6,652	-
Voya Small Company Portfolio - Class I	6,191,995	107,268	(113,500)	66,578	6,252,341	-	20,480	-
Voya U.S. Stock Index Portfolio - Class I	7,860,594	3,210,946	(208,211)	132,375	10,995,704	-	(592)	-
VY Clarion Global Real Estate Portfolio - Class I	3,111,694	24,178	(98,544)	91,379	3,128,707	-	(46)	-
	$144,227,453	$6,147,297	$(7,599,142)	$1,734,703	$144,510,311	$448,445	$91,505	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Strategic Allocation Portfolios, Inc.
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 28, 2014